Directors Loans (Tables)	3 Months Ended
Jun. 30, 2024
Directors Loans
Schedule Of Unsecured Loans Payable
	Year ended	Year ended
	March 31, 2024	March 31, 2024
	($)	($)
Opening balance	784,947	648,005
Amortization of transaction costs	40,593	136,942
Closing balance	825,540	784,947

	Year ended	Year ended
	March 31, 2024	March 31, 2024
	($)	($)
Non-current portion	825,540	784,947
Total	825,540	784,947

Finance expenses	Three months ended June 30,
	2024	2023
	($)	($)
Interest on loan	24,932	24,932
Amortization of transaction costs	40,593	30,472
Total	65,525	55,404